CONSOLIDATED BALANCE SHEET (FY) (Parenthetical) - $ / shares	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Preferred stock, par value per share (usd per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	15,000,000	15,000,000	15,000,000.0
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value per share (usd per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	2,985,000,000	2,985,000,000	2,985,000,000.0
Common stock, shares issued	861,700,000	857,500,000	854,500,000
Common stock, shares outstanding	566,400,000	605,500,000	676,900,000
Common stock in treasury at cost, shares	295,300,000	252,000,000	177,600,000